                       OPPENHEIMER BALANCED FUND
         (Formerly named Oppenheimer Multiple Strategies Fund)

               Supplement dated February 27, 2007 to the
                   Prospectus dated January 26, 2007

This supplement amends the Prospectus dated January 26, 2007, of
Oppenheimer Balanced Fund (the "Fund").  The section titled "Portfolio
Managers" in the section "How the Fund is Managed - The Manager" on page 17 of the Prospectus is deleted in its entirety and replaced with the following:

      Portfolio Managers.  The equity component of the Fund's portfolio is managed by Emmanuel Ferreira, and the fixed income
            component of the Fund's portfolio is managed by Angelo
            Manioudakis, together with a team of investment
            professionals including Benjamin J. Gord, Geoffrey Caan,
            Thomas Swaney and Antulio N. Bomfim.

            Mr. Ferreira is the lead manager of the equity component of the Fund's portfolio. He has been a Vice President and
            portfolio manager of the Fund since January 2003 and Vice
            President of the Manager since January 2003. He is a
            portfolio manager and officer of other portfolios in the
            OppenheimerFunds complex. He was formerly Portfolio Manager at Lashire Investments from July 1999 through December
            2002. Mr. Ferreira is primarily responsible for the
            day-to-day management of the equity component of the Fund's portfolio.

            The Fund's fixed-income component has been managed by a
            portfolio management team comprised of Angelo Manioudakis,
            Benjamin Gord, Geoffrey Caan, Thomas Swaney and Antulio N.
            Bomfim. This portfolio management team is primarily
            responsible for the day-to-day management of the
            fixed-income component of the Fund's portfolio.

            Mr. Manioudakis has been a Vice President and portfolio
            manager of the Fund since January 2003, and a Senior Vice
            President of the Manager and of HarbourView Asset
            Management Corporation since April 2002. He has been a
            Senior Vice President of OFI Institutional Asset
            Management, Inc. since June 2002 and Vice President of
            Oppenheimer Real Asset Management, Inc. since November
            2006.  He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Manioudakis was Executive Director and portfolio manager for Miller,
            Anderson & Sherrerd, a division of Morgan Stanley
            Investment Management from August 1993 through April 2002.

            Mr. Gord has been a Vice President and portfolio manager of the Fund since February 2006 and a Vice President of the
            Manager since April 2002.  He is also a portfolio manager
            of other portfolios in the OppenheimerFunds complex.  Mr.
            Gord was an Executive Director and a senior fixed income
            analyst at Miller, Anderson & Sherrerd from April 1992
            through March 2002.

            Mr. Caan has been a Vice President and portfolio manager of the Fund since February 2006 and a Vice President of the
            Manager since August 2003. He is also a portfolio manager
            of other portfolios in the OppenheimerFunds complex. Mr.
            Caan was a Vice President of ABN AMRO N.A., Inc. from June
            2002 through August 2003, and a Vice President of Zurich
            Scudder Investments from January 1999 through June 2002.

            Mr. Swaney has been a Vice President and portfolio manager of the Fund since June 2006 and a Vice President of the Manager since April 2006.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Swaney was a senior analyst of the Manager's High Grade Investment Team from June 2002 to March 2006.  Prior to joining the Manager in June 2002, Mr. Swaney was a senior fixed income analyst at Miller, Anderson & Sherrerd, a division of Morgan
            Stanley Investment Management from May 1998 through May 2002.

            Mr. Bomfim has been a Vice President and portfolio manager of the Fund since February 2006 and a Vice President of the
            Manager since October 2003.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr.
            Bomfim was a Senior Economist at the Board of Governors of
            the Federal Reserve System from June 1992 to October 2003.

            The Statement of Additional Information provides additional information about the Portfolio Managers' compensation,
            other accounts they manage and their ownership of Fund
            shares.

February 27, 2007                                           PS0240.031